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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009
                                                -------------------

Check here if Amendment [X]; Amendment Number:        1
                                                -----------
  This Amendment (Check only one):   [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leuthold Weeden Capital Management, LLC
Address:  33 South Sixth Street, Suite 4600
          Minneapolis, MN  55402

Form 13F File Number:  028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Roger Peters
Title:  Chief Compliance Officer
Phone:  (612) 332-9141


Signature, Place, and Date of Signing:

/s/ Roger Peters                  Minneapolis, MN             December 4, 2009
--------------------------------------------------------------------------------
Roger Peters                        City, State                       Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                          0
                                                    ---------------

Form 13F Information Table Entry Total:                     1
                                                    ---------------

Form 13F Information Table Value Total:                   25,052
                                                    ---------------
                                                      (thousands)


List of Other Included Managers:    NONE

Page 1 of 1                                                                                                             09/30/09


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
-----------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/       Shared-  Shared-
                                                                      PRN Call Sole  Defined   Other            Sole    Shared None
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Cisco Systems Inc.       COM        17275R102     25,052    1,064,224  SH      SOLE                        1,064,224
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                       TOTAL                      25,052
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